Brumadinho dam failure - Global Settlement for Brumadinho (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions.
Liabilities	$ 2,984	$ 3,989
Current liabilities	883	1,561
Non-current liabilities	2,101	2,428
Global Settlement for Brumadinho
Provisions.
Impact on the income statement	340
Provision for socio-economic reparation and others
Provisions.
Liabilities	852	860
Provision for social and environmental reparation
Provisions.
Liabilities	705	786
Payment obligations
Provisions.
Liabilities	$ 1,427	$ 2,343